Revenues	12 Months Ended
Jan. 31, 2019
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Revenues
21.	REVENUES

Details of revenues were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Powersports
Year-Round Products	$2,240.6	$1,810.0
Seasonal Products	1,803.5	1,553.9
Powersports PAC and OEM Engines	707.5	659.7
Marine	492.2	428.9
Total	$5,243.8	$4,452.5